NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS	12 Months Ended
Dec. 31, 2018
Net Income Expense From Financial Operations
NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS

NOTE 29

NET INCOME (EXPENSE) FROM FINANCIAL OPERATIONS

In accordance with the IFRS 9 and IFRS 7 disclosure , the detail of income (expense) from financial operations is as follows:

For the years ended December 31,
2018
MCh$

Net gains on trading derivatives	38,217
Net gains on financial assets at fair value through profit or loss	9,393
Net gains on derecognition of financial assets measured at amortised cost	8,479
Sale of loans and accounts receivables from customers
Current portfolio	(309)
Charged-off portfolio	709
Repurchase of issued bonds (*)	(840)
Other income (expense) from financial operations	(2,475)
Total income (expense)	53,174
(*) The Bank repurchased its own bonds, see Note 5 for details.

The disclosure for the years December 31, 2017 and 2016, the detail of income (expense) from financial operations is as follows:

	For the years ended December 31,
	2017	2016
	MCh$	MCh$

Income (expense) from financial operations
Trading derivatives	(18,974)	(395,209)
Trading investments	10,008	18,229
Sale of loans and accounts receivables from customers
Current portfolio	3,020	1,469
Charged-off portfolio	3,020	2,720
Available for sale investments	8,956	14,598
Repurchase of issued bonds (*)	(742)	(8,630)
Other income (expense) from financial operations	(2,492)	(211)
Total income (expense)	2,796	(367,034)